Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) - Reportable legal entities [Member] - Parent company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Information of the Parent Company [Line Items]
Revenues			¥ 1,439
General and administrative	(19,603)	(2,803)	(7,364)	(9,929)
Other income/(expense), net	53	8	(6,895)	5,396
Share of gain/(loss) in subsidiaries, the VIE and the VIE’ subsidiaries	(129,914)	(18,577)	15,525	7,867
Income/(loss) before income tax	(149,464)	(21,372)	2,705	3,334
Income tax expenses
Net income/(loss) attributable to ordinary shareholders	(149,464)	(21,372)	2,705	3,334
Comprehensive income/(loss)	¥ (149,464)	$ (21,372)	¥ 2,705	¥ 3,334